UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, L.L.C.

Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Coleman III

Title:     Managing Member
Phone:     212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman III        New York, New York         November 16, 2009
--------------------------     ------------------------     -------------------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:       $2,381,615
                                              (thousands)

                                                                FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
ADVISORY BRD CO                COM              00762W107     5505   218991 SH       SOLE     NONE        218991        0        0
AIRVANA INC                    COM              00950V101     2807   414567 SH       SOLE     NONE        414567        0        0
AMERICAN TOWER CORP            CL A             029912201    99565  2735312 SH       SOLE     NONE       2735312        0        0
APPLE INC                      COM              037833100    49766   268500 SH       SOLE     NONE        268500        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    67156  2827630 SH       SOLE     NONE       2827630        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    39898  1381047 SH       SOLE     NONE       1381047        0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    78818  3027952 SH       SOLE     NONE       3027952        0        0
E TRADE FINANCIAL CORP         COM              269246104    51972 29698000 SH       SOLE     NONE      29698000        0        0
ELECTRONIC ARTS INC            COM              285512109    46482  2440000 SH       SOLE     NONE       2440000        0        0
GOOGLE INC                     CL A             38259P508   238598   481190 SH       SOLE     NONE        481190        0        0
GUSHAN ENVIRONMENTAL ENRGY L   SPON ADR         40330W106     5415  2975106 SH       SOLE     NONE       2975106        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508    38316  1897776 SH       SOLE     NONE       1897776        0        0
IMS HEALTH INC                 COM              449934108    27996  1823855 SH       SOLE     NONE       1823855        0        0
LONGTOP FINL TECHNOLOGIES LT   ADR              54318P108    99380  3491928 SH       SOLE     NONE       3491928        0        0
LORILLARD INC                  COM              544147101   192064  2584986 SH       SOLE     NONE       2584986        0        0
MASTERCARD INC                 CL A             57636Q104   245511  1214500 SH       SOLE     NONE       1214500        0        0
MCDONALDS CORP                 COM              580135101    20488   359000 SH       SOLE     NONE        359000        0        0
MERCADOLIBRE INC               COM              58733R102   124662  3241343 SH       SOLE     NONE       3241343        0        0
MONSANTO CO NEW                COM              61166W101   121955  1575650 SH       SOLE     NONE       1575650        0        0
PEPSICO INC                    COM              713448108   163515  2787500 SH       SOLE     NONE       2787500        0        0
PRICELINE COM INC              COM NEW          741503403   129787   782700 SH       SOLE     NONE        782700        0        0
QUALCOMM INC                   COM              747525103    77858  1730958 SH       SOLE     NONE       1730958        0        0
TERADATA CORP DEL              COM              88076W103    65496  2379942 SH       SOLE     NONE       2379942        0        0
TRANSDIGM GROUP INC            COM              893641100   139298  2796597 SH       SOLE     NONE       2796597        0        0
VISA INC                       COM CL A         92826C839   140788  2037155 SH       SOLE     NONE       2037155        0        0
WESTERN UN CO                  COM              959802109    12203   645000 SH       SOLE     NONE        645000        0        0
YAHOO INC                      COM              984332106    96316  5408000 SH       SOLE     NONE       5408000        0        0